UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE EQUITY

INCOME BUILDER FUND

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 87.7%
CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 2.8%
McDonald’s Corp.	650,000	$48,431,500

Media - 2.9%
Reed Elsevier PLC	3,000,000	25,354,316
Thomson Corp.	633,550	23,777,132

Total Media		49,131,448

Specialty Retail - 2.3%
Home Depot Inc.	1,250,000	39,600,000

TOTAL CONSUMER DISCRETIONARY		137,162,948

CONSUMER STAPLES - 14.1%
Food & Staples Retailing - 2.1%
FHC Delaware Inc.	28,868	0	*(a)(b)
Wal-Mart Stores Inc.	670,000	35,858,400

Total Food & Staples Retailing		35,858,400

Food Products - 4.3%
H.J. Heinz Co.	1,568,000	74,276,160

Household Products - 7.7%
Kimberly-Clark Corp.	1,046,000	68,042,300
Procter & Gamble Co.	1,076,500	64,557,705

Total Household Products		132,600,005

TOTAL CONSUMER STAPLES		242,734,565

ENERGY - 8.7%
Energy Equipment & Services - 0.7%
Diamond Offshore Drilling Inc.	189,999	12,876,232

Oil, Gas & Consumable Fuels - 8.0%
Exxon Mobil Corp.	700,000	43,253,000
Spectra Energy Corp.	1,981,620	44,685,531
Total SA, ADR	969,490	50,025,684

Total Oil, Gas & Consumable Fuels		137,964,215

TOTAL ENERGY		150,840,447

FINANCIALS - 12.3%
Capital Markets - 1.4%
BlackRock Inc.	140,000	23,835,000

Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	640,000	24,364,800

Insurance - 2.6%
Travelers Cos. Inc.	855,330	44,562,693

Real Estate Investment Trusts (REITs) - 3.5%
Annaly Capital Management Inc.	2,300,000	40,480,000
Chimera Investment Corp.	5,000,000	19,750,000

Total Real Estate Investment Trusts (REITs)		60,230,000

Thrifts & Mortgage Finance - 3.4%
First Niagara Financial Group Inc.	1,500,000	17,475,000
New York Community Bancorp Inc.	577,000	9,376,250
People’s United Financial Inc.	2,500,000	32,725,000

Total Thrifts & Mortgage Finance		59,576,250

TOTAL FINANCIALS		212,568,743

HEALTH CARE - 7.0%
Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	1,075,000	29,143,250
GlaxoSmithKline PLC, ADR	705,000	27,861,600
Johnson & Johnson	881,500	54,617,740
Pfizer Inc.	492,000	8,447,640

TOTAL HEALTH CARE		120,070,230

INDUSTRIALS - 12.2%
Aerospace & Defense - 2.6%
Honeywell International Inc.	240,000	10,545,600

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
INDUSTRIALS - 12.2% (continued)
Lockheed Martin Corp.	480,000	$34,214,400

Total Aerospace & Defense		44,760,000

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	140,000	9,336,600

Commercial Services & Supplies - 3.6%
Waste Management Inc.	1,754,000	62,687,960

Industrial Conglomerates - 4.1%
3M Co.	320,000	27,747,200
General Electric Co.	1,550,000	25,187,500
United Technologies Corp.	243,000	17,308,890

Total Industrial Conglomerates		70,243,590

Marine - 1.4%
Alexander & Baldwin Inc.	682,348	23,773,004

TOTAL INDUSTRIALS		210,801,154

INFORMATION TECHNOLOGY - 9.6%
Computers & Peripherals - 0.3%
Apple Inc.	16,250	4,610,938	*

IT Services - 3.7%
Automatic Data Processing Inc.	570,000	23,957,100
International Business Machines Corp.	170,000	22,803,800
Paychex Inc.	624,580	17,169,704

Total IT Services		63,930,604

Semiconductors & Semiconductor Equipment - 3.1%
Intel Corp.	1,450,000	27,883,500
Linear Technology Corp.	103,720	3,187,316
Microchip Technology Inc.	697,510	21,936,689

Total Semiconductors & Semiconductor Equipment		53,007,505

Software - 2.5%
Microsoft Corp.	1,763,130	43,179,054

TOTAL INFORMATION TECHNOLOGY		164,728,101

MATERIALS - 3.0%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	600,000	26,772,000
PPG Industries Inc.	225,000	16,380,000

Total Chemicals		43,152,000

Metals & Mining - 0.5%
Nucor Corp.	228,600	8,732,520

TOTAL MATERIALS		51,884,520

TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 6.1%
AT&T Inc.	1,380,000	39,468,000
Verizon Communications Inc.	1,720,000	56,054,800
Windstream Corp.	790,900	9,720,161

TOTAL TELECOMMUNICATION SERVICES		105,242,961

UTILITIES - 6.7%
Electric Utilities - 4.2%
American Electric Power Co. Inc.	950,000	34,418,500
Duke Energy Corp.	1,166,800	20,664,028
NextEra Energy Inc.	321,890	17,507,597

Total Electric Utilities		72,590,125

Multi-Utilities - 2.5%
CenterPoint Energy Inc.	2,777,000	43,654,440

TOTAL UTILITIES		116,244,565

TOTAL COMMON STOCKS (Cost - $1,407,939,981)		1,512,278,234

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY		RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 6.1%
ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Apache Corp.		6.000%	143,000	$8,294,000	*
El Paso Corp.		4.990%	38,696	44,558,444

TOTAL ENERGY				52,852,444

FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
CalEnergy Capital Trust III		6.500%	303,800	14,901,390

UTILITIES - 2.2%
Electric Utilities - 2.2%
Great Plains Energy Inc.		12.000%	322,100	20,392,151
NextEra Energy Inc.		8.375%	339,202	18,011,626

TOTAL UTILITIES				38,403,777

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $90,260,516)				106,157,611

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
FINANCIALS - 0.0%
Home Equity - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	$73,417	0	(a)(c)(d)
Sail Net Interest Margin Notes, 2003-BC2A A	7.750%	4/27/33	141,210	1	(a)(c)(d)
Sail Net Interest Margin Notes, 2004-2A A	5.500%	3/27/34	35,690	0	(a)(c)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $250,111)				1

CONVERTIBLE BONDS & NOTES - 2.1%
INFORMATION TECHNOLOGY - 2.1%
Internet Software & Services - 2.1%
VeriSign Inc., Junior Subordinated Notes (Cost - $25,465,105)	3.250%	8/15/37	33,000,000	35,763,750

CORPORATE BONDS & NOTES - 3.9%
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.6%
CVS Caremark Corp., Junior Subordinated Bonds	6.302%	6/1/37	29,000,000	26,835,150	(e)

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Southern Union Co., Junior Subordinated Notes	7.200%	11/1/66	23,000,000	20,872,500	(e)

FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	18,000,000	19,354,878	(e)(f)

TOTAL CORPORATE BONDS & NOTES (Cost - $63,276,168)				67,062,528

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,587,191,881)				1,721,262,124

SHORT-TERM INVESTMENTS - 0.2%
Repurchase Agreements - 0.2%
Interest in $291,952,000 joint tri-party repurchase agreement dated 9/30/10 with Barclays Capital Inc.; Proceeds at maturity - $4,182,023; (Fully collateralized by U.S. government obligations, 6.500% due 11/15/26; Market value - $4,265,641) (Cost - $4,182,000)	0.200%	10/1/10	4,182,000	4,182,000

TOTAL INVESTMENTS - 100.0% (Cost - $1,591,373,881#)				1,725,444,124
Liabilities in Excess of Other Assets - 0.0%				(321,144)

TOTAL NET ASSETS - 100.0%				$1,725,122,980

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2010

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	The coupon payment on these securities is currently in default as of September 30, 2010.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2010.

(f)	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Equity Income Builder Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks	$1,512,278,234	—	$0	*	$1,512,278,234
Convertible preferred stocks	46,697,777	$59,459,834	—		106,157,611
Asset backed securities	—	1	—		1
Convertible bonds & notes	—	35,763,750	—		35,763,750
Corporate bonds & notes	—	67,062,528	—		67,062,528

Total long-term investments	$1,558,976,011	$162,286,113	$0	*	$1,721,262,124

Short-term investment†	—	4,182,000	—		4,182,000

Total investments	$1,558,976,011	$166,468,113	$0	*	$1,725,444,124

†	See Schedule of Investments for additional detailed categorizations.

*	Value is less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS		ASSET- BACKED SECURITIES		CORPORATE BONDS & NOTES		WARRANTS		TOTAL
Balance as of December 31, 2009	$0		$35		$0		$0		$35
Accrued premiums/discounts	—		53		592		—		645
Realized gain (loss)[1]	—		(2,976,760)		(454,718)		(35,918)		(3,467,396)
Change in unrealized appreciation (depreciation)[2]	21,651		2,976,672		454,126		35,918		3,488,367
Net purchases (sales)	(21,651)		0	*	0	*	0	*	(21,651)
Transfers in to Level 3	—		—		—		—		—
Transfers out of Level 3	—		0	*	—		—		0	*

Balance as of September 30, 2010	$0	*	—		—		—		$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2010[2]	$21,651		—		—		—		$21,651

[1]	This amount is included in net realized gain (loss) from investment transactions.

[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

*	Value is less than $1.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$173,989,493
Gross unrealized depreciation	(39,919,250)

Net unrealized appreciation	$134,070,243

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At September 30, 2010, the Fund did not have any derivative instruments outstanding.

During the period ended September 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)†	$801,475

†	At September 30, 2010, there were no open positions held in this derivative.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 23, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 23, 2010